                     SEI INSTITUTIONAL INTERNATIONAL TRUST

                           International Equity Fund

                   Supplement Dated September 20, 2001 to the
                Class I Shares Prospectus Dated January 31, 2001

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

The Board of Trustees of SEI Institutional International Trust (the "Trust"), including all of the Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the Trust, have appointed Morgan Stanley Investment Management Inc. ("MSIM"), as an additional Sub-Adviser to the Trust's International Equity Fund. MSIM was approved as a Sub-Adviser at the Quarterly Meeting of the Board of Trustees held on September 17, 2001 ("Quarterly Meeting"), and its appointment does not require shareholder approval. This procedure for adding or replacing Sub-Advisers was approved by the Trust's sole initial shareholder on June 16, 1995, and was authorized by an exemptive order issued to the Trust by the U.S. Securities and Exchange Commission on April 29, 1996.

In evaluating MSIM, the Trustees received written and oral information from both SEI Investments Management Corporation ("SIMC") and MSIM. SIMC recommended the selection of MSIM and reviewed the considerations and the search process that led to its recommendation. The Trustees also considered information about portfolio managers, investment philosophy, strategies and process, as well as other factors. In appointing MSIM, the Trustees carefully evaluated: (1) the nature and quality of the services expected to be rendered to the International Equity Fund by MSIM; (2) the distinct investment objective and policies of the International Equity Fund; (3) the history, reputation, qualification and background of MSIM's personnel and its financial condition; (4) its performance record; and (5) other factors deemed relevant. The Trustees also reviewed the fees to be paid to MSIM, including any benefits to be received by MSIM or its affiliates in connection with soft dollar arrangements.

Under the Investment Sub-Advisory Agreement between SIMC and MSIM relating to the International Equity Fund, MSIM makes investment decisions for the assets of the International Equity Fund allocated to it by SIMC, and continuously reviews, supervises and administers the International Equity Fund's investment program with respect to these assets. MSIM is independent of SIMC and discharges its responsibilities subject to the supervision of SIMC and the Trustees of the Trust, and in a manner consistent with the International Equity Fund's investment objectives, policies and limitations. The Sub-Advisory Agreement is substantially similar to those in existence between SIMC and the Trust's other Sub-Advisers. Specifically, the duties to be performed, standard of care and termination provisions of the Agreement are similar to the other Agreements. The Sub-Advisory Agreement will remain in effect until September, 2003 (unless earlier terminated), and will have to be approved annually thereafter by a majority of the Trustees, including a majority of the Trustees who are not "interested persons" of the Trust (as defined in the 1940 Act).

In connection with the appointment of MSIM as Sub-Adviser to the International Equity Fund, the "Sub-Advisers" Section on page 5 of the Prospectus is amended by inserting the following paragraph relating to MSIM:

MORGAN STANLEY INVESTMENT MANAGEMENT INC.: Morgan Stanley Investment Management Inc. ("MSIM"), located at 1221 Avenue of the Americas, New York, New York 10020, serves as a Sub-Adviser to the International Equity Fund. Michael Perl and Robert L. Meyer of MSIM serve as portfolio managers of a portion of the assets of the International Equity Fund. Mr. Perl is a Principal and joined MSIM in 1998 after 6 years at Bankers Trust Australia, where he served as a Portfolio Manager. Mr. Meyer is a Managing Director and joined MSIM in 1989.

Morgan Stanley Dean Witter & Co. is the direct parent of MSIM.

Listed below are the names and principal occupations of the directors and principal executive officers of MSIM. The address of MSIM and the principal business address of such individuals, as it relates to their respective positions at MSIM, is 1221 Avenue of the Americas, New York, New York 10020.

NAME                                                TITLE
------------------------------------------------------------------------------------------------------
Barton M. Biggs                                     Chairman, Director and Managing Director
------------------------------------------------------------------------------------------------------
Richard B. Morley                                   President, Director and Managing Director
------------------------------------------------------------------------------------------------------
Mitchell M. Merin                                   Director
------------------------------------------------------------------------------------------------------

SIMC will pay MSIM a fee based on a percentage of the average monthly market value of the assets of the International Equity Fund assigned to MSIM.

                      ------------------------------------

At the Quarterly Meeting, the Board of Trustees of the Trust, including all of the Trustees who are not "interested persons" of the Trust, voted to terminate Acadian Asset Management Inc. ("Acadian") as a Sub-Adviser to the International Equity Fund. The Board determined to terminate Acadian based on a decision to replace Acadian with a value oriented higher return potential manager. This termination does not require shareholder approval.

                      ------------------------------------

The prospectus is hereby amended to reflect these changes.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                     SEI INSTITUTIONAL INTERNATIONAL TRUST

                           International Equity Fund

                   Supplement Dated September 20, 2001 to the
                Class A Shares Prospectus Dated January 31, 2001

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

The Board of Trustees of SEI Institutional International Trust (the "Trust"), including all of the Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the Trust, have appointed Morgan Stanley Investment Management Inc. ("MSIM"), as an additional Sub-Adviser to the Trust's International Equity Fund. MSIM was approved as a Sub-Adviser at the Quarterly Meeting of the Board of Trustees held on September 17, 2001 ("Quarterly Meeting"), and its appointment does not require shareholder approval. This procedure for adding or replacing Sub-Advisers was approved by the Trust's sole initial shareholder on June 16, 1995, and was authorized by an exemptive order issued to the Trust by the U.S. Securities and Exchange Commission on April 29, 1996.

In evaluating MSIM, the Trustees received written and oral information from both SEI Investments Management Corporation ("SIMC") and MSIM. SIMC recommended the selection of MSIM and reviewed the considerations and the search process that led to its recommendation. The Trustees also considered information about portfolio managers, investment philosophy, strategies and process, as well as other factors. In appointing MSIM, the Trustees carefully evaluated: (1) the nature and quality of the services expected to be rendered to the International Equity Fund by MSIM; (2) the distinct investment objective and policies of the International Equity Fund; (3) the history, reputation, qualification and background of MSIM's personnel and its financial condition; (4) its performance record; and (5) other factors deemed relevant. The Trustees also reviewed the fees to be paid to MSIM, including any benefits to be received by MSIM or its affiliates in connection with soft dollar arrangements.

Under the Investment Sub-Advisory Agreement between SIMC and MSIM relating to the International Equity Fund, MSIM makes investment decisions for the assets of the International Equity Fund allocated to it by SIMC, and continuously reviews, supervises and administers the International Equity Fund's investment program with respect to these assets. MSIM is independent of SIMC and discharges its responsibilities subject to the supervision of SIMC and the Trustees of the Trust, and in a manner consistent with the International Equity Fund's investment objectives, policies and limitations. The Sub-Advisory Agreement is substantially similar to those in existence between SIMC and the Trust's other Sub-Advisers. Specifically, the duties to be performed, standard of care and termination provisions of the Agreement are similar to the other Agreements. The Sub-Advisory Agreement will remain in effect until September, 2003 (unless earlier terminated), and will have to be approved annually thereafter by a majority of the Trustees, including a majority of the Trustees who are not "interested persons" of the Trust (as defined in the 1940 Act).

In connection with the appointment of MSIM as Sub-Adviser to the International Equity Fund, the "Sub-Advisers" Section on page 11 of the Prospectus is amended by inserting the following paragraph relating to MSIM:

MORGAN STANLEY INVESTMENT MANAGEMENT INC.: Morgan Stanley Investment Management Inc. ("MSIM"), located at 1221 Avenue of the Americas, New York, New York 10020, serves as a Sub-Adviser to the International Equity Fund. Michael Perl and Robert L. Meyer of MSIM serve as portfolio managers of a portion of the assets of the International Equity Fund. Mr. Perl is a Principal and joined MSIM in 1998 after 6 years at Bankers Trust Australia, where he served as a Portfolio Manager. Mr. Meyer is a Managing Director and joined MSIM in 1989.

Morgan Stanley Dean Witter & Co. is the direct parent of MSIM.

Listed below are the names and principal occupations of the directors and principal executive officers of MSIM. The address of MSIM and the principal business address of such individuals, as it relates to their respective positions at MSIM, is 1221 Avenue of the Americas, New York, New York 10020.

NAME                                                TITLE
------------------------------------------------------------------------------------------------------
Barton M. Biggs                                     Chairman, Director and Managing Director
------------------------------------------------------------------------------------------------------
Richard B. Morley                                   President, Director and Managing Director
------------------------------------------------------------------------------------------------------
Mitchell M. Merin                                   Director
------------------------------------------------------------------------------------------------------

SIMC will pay MSIM a fee based on a percentage of the average monthly market value of the assets of the International Equity Fund assigned to MSIM.

                      ------------------------------------

At the Quarterly Meeting, the Board of Trustees of the Trust, including all of the Trustees who are not "interested persons" of the Trust, voted to terminate Acadian Asset Management Inc. ("Acadian") as a Sub-Adviser to the International Equity Fund. The Board determined to terminate Acadian based on a decision to replace Acadian with a value oriented higher return potential manager. This termination does not require shareholder approval.

                      ------------------------------------

The prospectus is hereby amended to reflect these changes.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE